Income Taxes - Schedule of Components of Net Deferred Tax Liability (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Advances and contributions	$ 519	$ 493
Tax losses and credits	215	128
Regulatory income tax assets	161	181
Pension and other postretirement benefits	31	64
Other	166	163
Total deferred tax assets	1,092	1,029
Valuation allowance	(9)	(8)	$ (11)	$ (11)
Total deferred tax assets, net of allowance	1,083	1,021
Deferred tax liabilities:
Property, plant and equipment	4,021	3,553
Deferred pension and other postretirement benefits	75	86
Other	157	244
Total deferred tax liabilities	4,253	3,883
Total deferred tax liabilities, net of deferred tax assets	$ (3,170)	$ (2,862)